Affiliated companies and variable interest entities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 1,811,245	¥ 1,582,988
Affiliated companies aggregate value	2,320,128	1,954,347
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	0
Dividends from affiliated companies accounted for by the equity method	147,039	126,977	122,950
Finance receivables	13,731,228	12,061,426
Operating leases	3,709,560	3,038,011
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	3,674,969	2,999,294
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	84,052	58,770
Secured debt	1,205,293	978,095
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	16,447	41,664
Retail | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 1,439,796	¥ 1,135,513